Short-term debt (Details) R in Millions, $ in Billions	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)		Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings
Short-term debt	R 566	R 79
Short-term portion of long-term debt	1,118	41,749
Current lease liabilities	2,264	1,915
Total short-term debt	R 3,948	43,743	[1]
Revision
Disclosure of detailed information about borrowings
Total short-term debt		11,985
US Dollar Bond, March 2024
Disclosure of detailed information about borrowings
Short-term portion of long-term debt		R 28,000		$ 1.5

[1]	The Group has revised long-term debt and short-term debt by R11 985 million as well as long-term financial liabilities and short-term financial liabilities by R1 302 million for 2023, refer note 1.1.